Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended																											12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010		Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009	Sep. 30, 2011 Parent Company [Member]		Sep. 30, 2010 Parent Company [Member]		Sep. 30, 2009 Parent Company [Member]	Sep. 30, 2011 Guarantors [Member]		Sep. 30, 2010 Guarantors [Member]		Sep. 30, 2009 Guarantors [Member]	Sep. 30, 2011 Non-Guarantors [Member]		Sep. 30, 2010 Non-Guarantors [Member]		Sep. 30, 2009 Non-Guarantors [Member]	Sep. 30, 2011 Eliminations [Member]		Sep. 30, 2010 Eliminations [Member]		Sep. 30, 2009 Eliminations [Member]	Sep. 30, 2011 Subsidiary of Common Parent [Member] Energizer Receivables Funding Corp. [Member]	Sep. 30, 2010 Subsidiary of Common Parent [Member] Energizer Receivables Funding Corp. [Member]	Sep. 30, 2011 Senior Notes Due May 2021 [Member]	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2010 Senior Notes Due May 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt	$ 2,312.5					$ 2,288.5					$ 2,312.5		$ 2,288.5																									$ 600.0		$ 0
Debt Instrument, Interest Rate, Stated Percentage																																							4.70%
Income Statement [Abstract]
Net sales	1,198.8		1,234.5	1,035.3	1,177.1	1,059.7		1,076.8	935.1	1,176.7	4,645.7		4,248.3		3,999.8	0		0		0	2,775.2		2,551.9		2,405.6	2,444.5		2,229.3		2,048.9	(574.0)		(532.9)		(454.7)
Cost of products sold											2,500.0		2,229.0		2,141.2	0		0		0	1,658.4		1,483.1		1,396.4	1,418.4		1,270.1		1,209.1	(576.8)		(524.2)		(464.3)
Gross profit	546.0		573.0	471.1	555.6	494.3		517.6	447.2	560.2	2,145.7		2,019.3		1,858.6	0		0		0	1,116.8		1,068.8		1,009.2	1,026.1		959.2		839.8	2.8		(8.7)		9.6
Selling, general and administrative expense											856.1		765.7		742.6	0		0		0	420.4		379.5		373.3	435.7		386.2		369.3	0		0		0
Advertising and promotion expense											524.0		461.3		414.5	0		0		0	285.9		274.3		241.0	240.8		188.8		174.1	(2.7)		(1.8)		(0.6)
Research and development expense											108.3		97.1		90.5	0		0		0	108.2		97.0		90.3	0.1		0.1		0.2	0		0		0
Household Products restructuring											79.0		0		0	0					3.0					76.0					0
Interest expense/(income)											141.3		125.4		144.7	137.1		121.5		136.6	(2.4)		(1.4)		(1.3)	6.6		5.3		9.4	0		0		0
Intercompany interest (income)/expense											0		0		0	(134.5)		(119.5)		(133.6)	133.7		118.2		132.9	0.8		1.3		0.7	0		0		0
Other financing expense, net											31.0		26.4		21.0	0		(0.1)		(0.2)	2.0		1.3		2.1	29.0		25.2		19.1	0		0		0
Intercompany dividends/service fees											0		0		0	0		0		0	(113.5)		(69.9)		(117.3)	(10.6)		(16.9)		(7.4)	124.1		86.8		124.7
Equity in earnings of subsidiaries											0		0		0	(271.2)		(412.5)		(302.0)	(153.6)		(266.5)		(191.1)	0		0		0	424.8		679.0		493.1
Earnings before income taxes											406.0		543.4		445.3	268.6		410.6		299.2	433.1		536.3		479.3	247.7		369.2		274.4	(543.4)		(772.7)		(607.6)
Income tax expense (benefit)											144.8		140.4		147.5	7.4		7.6		1.4	64.6		52.3		76.0	71.1		83.6		67.8	1.7		(3.1)		2.3
Net earnings	45.8		65.9	39.1	110.4	84.8		104.0	88.5	125.7	261.2		403.0		297.8	261.2		403.0		297.8	368.5		484.0		403.3	176.6		285.6		206.6	(545.1)		(769.6)		(609.9)
Statement of Financial Position [Abstract]
Cash and cash equivalents	471.2					629.7					471.2		629.7		359.3	0		211.5		83.0	4.3		2.5		3.7	466.9		415.7		272.6	0		0		0
Trade receivables, net	893.6	[1]				824.8	[2]				893.6	[1]	824.8	[2]		0	[1]	0	[2]		15.3	[1]	0	[2]		878.3	[1]	824.8	[2]		0	[1]	0	[2]		373.0	341.0
Inventory, Net	653.4					666.3					653.4		666.3			0		0			318.7		340.1			363.8		356.0			(29.1)		(29.8)
Prepaid Expense and Other Assets, Current	374.4					308.7					374.4		308.7			21.1		0.3			243.7		209.4			131.1		118.2			(21.5)		(19.2)
Current Assets	2,392.6					2,429.5					2,392.6		2,429.5			21.1		211.8			582.0		552.0			1,840.1		1,714.7			(50.6)		(49.0)
Investment in subsidiaries	0					0					0		0			6,177.9		5,631.1			1,430.6		1,354.9			0		0			(7,608.5)		(6,986.0)
Intercompany receivables	0					0					0		0			0		0			1,755.8		1,468.8			0		0			(1,755.8)		(1,468.8)
Property, Plant and Equipment, Net	885.4					840.6					885.4		840.6			0		0			574.8		519.0			310.6		321.6			0		0
Goodwill	1,475.3					1,316.4					1,475.3		1,316.4			0		0			1,105.0		989.7			370.3		326.7			0		0
Other intangible assets, net	1,878.2					1,774.2					1,878.2		1,774.2			0		0			1,664.3		1,600.7			213.9		173.5			0		0
Other noncurrent assets	31.9					27.2					31.9		27.2			10.4		5.4			11.1		9.7			10.4		12.1			0		0
Assets	6,663.4					6,387.9					6,663.4		6,387.9			6,209.4		5,848.3			7,123.6		6,494.8			2,745.3		2,548.6			(9,414.9)		(8,503.8)
Current liabilities	1,159.3					1,253.5					1,159.3		1,253.5			141.1		305.4			437.3		427.1			611.8		550.2			(30.9)		(29.2)
Intercompany payables	0					0					0		0			1,712.5		1,380.8			0		0			43.3		88.0			(1,755.8)		(1,468.8)
Long-term debt	2,206.5					2,022.5					2,206.5		2,022.5			2,206.5		2,022.5			0		0			0		0			0		0
Other noncurrent liabilities	1,196.3					1,012.3					1,196.3		1,012.3			48.0		40.0			975.9		779.7			172.4		192.6			0		0
Liabilities	4,562.1					4,288.3					4,562.1		4,288.3			4,108.1		3,748.7			1,413.2		1,206.8			827.5		830.8			(1,786.7)		(1,498.0)
Total Shareholders' equity	2,101.3					2,099.6					2,101.3		2,099.6		1,762.3	2,101.3		2,099.6			5,710.4		5,288.0			1,917.8		1,717.8			(7,628.2)		(7,005.8)
Total liabilities and shareholders' equity	6,663.4					6,387.9					6,663.4		6,387.9			6,209.4		5,848.3			7,123.6		6,494.8			2,745.3		2,548.6			(9,414.9)		(8,503.8)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities											412.5		652.4		489.2	303.4		211.2		108.0	(73.4)		(17.5)		(45.7)	182.5		458.7		426.9	0		0		0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures											(98.0)		(108.7)		(139.7)	0		0		0	(55.4)		(57.0)		(78.6)	(42.6)		(51.7)		(61.1)	0		0		0
Proceeds from Sale of Productive Assets											7.6		0.8		2.5	0		0		0	5.0		0.1		0.3	2.6		0.7		2.2	0		0		0
Acquisitions, net of cash acquired											(267.1)		0		(275.0)	(267.1)				(275.0)	0				0	0				0	0				0
Other, net											(6.0)		(5.4)		0	0		0		0	(4.8)		(4.9)		(0.2)	(1.2)		(0.5)		0.2	0		0		0
Net Cash Provided by (Used in) Investing Activities											(363.5)		(113.3)		(412.2)	(267.1)		0		(275.0)	(55.2)		(61.8)		(78.5)	(41.2)		(51.5)		(58.7)	0		0		0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Cash proceeds from issuance of debt with original maturities greater than 90 days											600.0		0		0	600.0					0					0					0
Cash payments on debt with original maturities greater than 90 days											(576.0)		(101.0)		(306.0)	(576.0)		(101.0)		(306.0)	0		0		0	0		0		0	0		0		0
Payment of debt issue cost											(7.6)		0		0	(7.6)					0					0					0							(4.5)
Net (decrease)/increase in debt with original maturities of 90 days or less											45.7		(151.9)		(102.0)	0		0		0	15.1		(5.1)		(5.0)	30.6		(146.8)		(97.0)	0		0		0
Common stock purchased											(276.0)		0		0	(276.0)					0					0					0
Proceeds from issuance of common stock											8.2		12.6		515.8	8.2		12.6		515.8	0		0		0	0		0		0	0		0		0
Excess tax benefits from share-based payments											3.7		5.8		3.2	3.7		5.8		3.2	0		0		0	0		0		0	0		0		0
Capital (contribution)/return											0		0		0	0		0		0	(8.8)		(3.5)		3.7	8.8		3.5		(3.7)	0		0		0
Intercompany dividend											0		0		0	0		0		0	124.1		86.8		124.7	(124.1)		(86.8)		(124.7)	0		0		0
Net Cash Provided by (Used in) Financing Activities											(202.0)		(234.5)		111.0	(247.7)		(82.6)		213.0	130.4		78.2		123.4	(84.7)		(230.1)		(225.4)	0		0		0
Effect of exchange rate changes on cash											(5.5)		(34.2)		0.1	0		0		0	0		0		0	(5.5)		(34.2)		0.1	0		0		0
Cash and Cash Equivalents, Period Increase (Decrease)											(158.5)		270.4		188.1	(211.5)		128.5		46.0	1.8		(1.2)		(0.9)	51.2		143.1		143.0	0		0		0
Cash and cash equivalents, beginning of period					629.7					359.3	629.7		359.3		171.2	211.5		83.0		37.0	2.5		3.7		4.6	415.7		272.6		129.6	0		0		0
Cash and cash equivalents, end of period	$ 471.2					$ 629.7					$ 471.2		$ 629.7		$ 359.3	$ 0		$ 211.5		$ 83.0	$ 4.3		$ 2.5		$ 3.7	$ 466.9		$ 415.7		$ 272.6	$ 0		$ 0		$ 0

[1]	Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.